Financial Instruments and Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure Of Foreign Currency Financial Assets And Liabilities

The carrying amounts of the Group’s financial assets and liabilities which are denominated in foreign currency are as follows:

	Assets		Liabilities
	As of December 31		As of December 31
	2023	2022	2023	2022
	NIS in thousands	NIS in thousands	NIS in thousands	NIS in thousands
Cash – EURO	24	-	-	-
Cash – USD	293	17,302	541	-
Investment in Fore – USD	1,922	1,600	-	-
Investment in Cavnox – USD	-	965	-	-
Other receivables – USD	1,111	2,899	-	-
Trade payables – USD	-	-	13,380	11,267
Trade payables – CAD	-	-	921	208

Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	88,194	82,202	170,396
Trade payables and other payables	128,952	-	128,952
Lease liability (1)	4,640	20,641	25,281
	221,786	102,843	324,629

As of December 31, 2022:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	126,935	99,684	226,619
Trade payables and other payables	174,463	-	174,463
Lease liability (1)	4,349	23,102	27,451
Short term loan from related party	1,090	-	1,090
	306,837	122,786	429,623

**	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities.

(1)	The company has lease agreements for the company’s offices in Herzliya and for the pharmacies located throughout Israel.

The term of the lease agreements ends between 2025 – 2036, depending on the location.

Schedule of Financial Assets measured in Fair Value

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	53	-	1,922	1,974
Investment in XTL stocks	134	-	-	135
Total assets	187	-	1,922	2,109

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	48	-	2,565	2,613
Investment in XTL stocks	157	-	-	157
Total assets	205	-	2,565	2,770

Schedule of Financial Assets Measured at Fair Value through Profit or Loss

Changes in financial instruments whose fair value measurement was classified at level 3:

	Financial assets measured at fair value through profit or loss in
	2023	2022
	NIS in thousands
Opening balance	2,565	2,565
Loss which was recognized in the statement of income	(643)	-
Closing balance	1,922	2,565

Schedule of Sensitivity Analysis in Profit or Loss in Foreign Currency
Impact of the USD
As of December 31
2023
NIS in thousands

Profit or loss	185